Revenue - Schedule of Revenue From Sale of Commercial Products (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue from commercial products	€ 153,663	€ 31,389	€ 249,690	€ 97,888
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from commercial products	50,706	26,202	102,044	91,207
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from commercial products	€ 102,957	€ 5,187	€ 147,646	€ 6,681